Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 1,384,834	$ 284,394	$ 485,564
Prepaid expenses	59,253	110,149	236,625
Total Current Assets	1,444,087	394,543	722,189
Marketable securities held in Trust Account	18,081,721	20,850,793	119,220,016
Total Assets	19,525,808	21,245,336	119,942,205
Current liabilities:
Accounts payable	76,988	43,910	79,440
Accrued expenses	659,634	480,050	76,420
Promissory Note	2,700,000	1,000,000
Franchise tax payable	15,545	72,978	161,644
Income tax payable	2,039	11,317	248,508
Excise tax payable	1,030,436	1,000,789
Total Current Liabilities	4,484,642	2,609,044	566,012
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000
Total Liabilities	8,509,642	6,634,044	4,591,012
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption	2,185,602	20,606,204	118,709,864
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in capital	15,426,142
Accumulated deficit	(6,596,081)	(5,995,269)	(3,359,028)
Total Stockholders’ Equity (Deficit)	8,830,564	(5,994,912)	(3,358,671)
Total Liabilities and Stockholders’ Equity (Deficit)	19,525,808	21,245,336	119,942,205
Class A Common Stock
Current liabilities:
Class A common stock subject to possible redemption	2,185,602	20,606,204
Stockholders’ Deficit:
Common stock value	503	357	69
Class B Common Stock
Stockholders’ Deficit:
Common stock value			$ 288